iShares
®
Global Energy ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  — 1.7%
Santos Ltd. ............................. 2,001,961 $ 9,931,497
Woodside Energy Group Ltd. ................. 1,175,939 22,741,518
32,673,015
a
Austria  — 0.3%
OMV AG .............................. 88,354 5,552,301
a
Brazil  — 0.9%
Petroleo Brasileiro SA - Petrobras, ADR .......... 1,146,892 18,533,775
a
Canada  — 14.6%
Cameco Corp. ........................... 269,271 27,446,371
Canadian Natural Resources Ltd. .............. 1,289,098 51,009,469
Cenovus Energy, Inc. ...................... 834,417 20,703,779
Enbridge, Inc. ........................... 1,349,445 73,178,787
Imperial Oil Ltd. .......................... 92,411 10,377,138
Pembina Pipeline Corp. .................... 359,980 16,655,658
Suncor Energy, Inc. ....................... 729,579 39,250,399
TC Energy Corp. ......................... 643,810 42,634,680
Tourmaline Oil Corp. ....................... 228,664 9,560,920
290,817,201
a
China  — 0.7%
PetroChina Co. Ltd., Class H ................. 13,012,000 14,043,343
a
Colombia  — 0.1%
Ecopetrol SA, ADR
(a)
...................... 149,887 2,134,391
a
Finland  — 0.4%
Neste OYJ ............................. 264,709 8,642,751
a
France  — 5.0%
TotalEnergies SE ......................... 1,294,761 100,118,003
a
Italy  — 1.7%
Eni SpA ............................... 1,234,168 28,955,611
Tenaris SA ............................. 204,861 5,671,027
34,626,638
a
Japan  — 1.2%
ENEOS Holdings, Inc. ..................... 1,670,820 12,368,015
Inpex Corp. ............................. 567,300 11,447,104
23,815,119
a
Norway  — 1.1%
Aker BP ASA ............................ 188,391 5,747,735
Equinor ASA ............................ 522,588 16,478,965
22,226,700
a
Portugal  — 0.3%
Galp Energia SGPS SA .................... 256,304 5,432,084
a
Spain  — 0.9%
Repsol SA ............................. 684,751 17,108,233
a
United Kingdom  — 10.0%
BP PLC ............................... 9,706,710 59,829,644
DCC PLC .............................. 53,399 4,419,600
Security Shares Value
a
United Kingdom (continued)
Shell PLC .............................. 3,459,135 $ 134,404,617
198,653,861
a
United States  — 59.6%
APA Corp. ............................. 217,813 7,094,169
Baker Hughes Co., Class A .................. 613,059 34,024,775
Chevron Corp. ........................... 1,156,878 191,764,097
ConocoPhillips .......................... 752,850 78,266,286
Devon Energy Corp. ....................... 712,480 29,439,674
Diamondback Energy, Inc. ................... 120,100 21,111,178
EOG Resources, Inc. ...................... 329,139 42,699,203
EQT Corp. ............................. 386,524 20,551,481
Expand Energy Corp. ...................... 147,841 13,481,621
Exxon Mobil Corp. ........................ 2,561,379 350,191,737
Halliburton Co. .......................... 516,282 17,527,774
Kinder Morgan, Inc. ....................... 1,209,868 38,679,480
Marathon Petroleum Corp. .................. 180,405 46,124,146
Occidental Petroleum Corp. .................. 448,697 21,793,213
ONEOK, Inc. ............................ 389,343 33,849,480
Phillips 66 .............................. 247,769 41,885,350
SLB Ltd. ............................... 923,884 42,951,367
Targa Resources Corp. ..................... 132,644 35,567,162
Texas Pacific Land Corp. .................... 35,701 15,624,186
Valero Energy Corp. ....................... 183,501 47,791,000
Williams Companies, Inc. (The) ............... 755,753 56,182,678
1,186,600,057
a
Total Common Stocks — 98.5%
(Cost: $1,946,637,589) ............................... 1,960,977,472
a
Preferred Stocks
Brazil  — 1.0%
Petroleo Brasileiro SA - Petrobras, Preference Shares,
ADR ................................ 1,359,720 19,906,301
a
Total Preferred Stocks — 1.0%
(Cost: $24,568,101) ................................. 19,906,301
a
Total Long-Term Investments — 99.5%
(Cost: $1,971,205,690) ............................... 1,980,883,773
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.62%
(b)(c)
............................ 2,513,367 2,513,367
a
Total Short-Term Securities — 0.1%
(Cost: $2,513,367) .................................. 2,513,367
Total Investments —  99.6%
(Cost: $1,973,719,057) ............................... 1,983,397,140
Other Assets Less Liabilities — 0.4% ...................... 8,575,676
Net Assets — 100.0% ................................. $ 1,991,972,816
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 12,665,226  $ —  $ (12,666,392)
(b)
$ (6) $ 1,172  $ —  —  $ 3,932
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,938,370  —  (1,425,003)
(b)
—  —  2,513,367  2,513,367  29,161  —
$ —  $ (6) $ 1,172
$ 2,513,367
$ 33,093  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 85 09/18/26 $ 9,544 $ (228,242)
FTSE 100 Index ..................................................................... 8 09/18/26 1,117 3,956
$ (224,286)

iShares
®
Global Energy ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,498,085,424  $ 462,892,048  $ —  $ 1,960,977,472
Preferred Stocks ......................................... 19,906,301  —  —  19,906,301
Short-Term Securities
Money Market Funds ...................................... 2,513,367  —  —  2,513,367
$ 1,520,505,092  $ 462,892,048  $ —  $ 1,983,397,140
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 3,956  $ —  $ —  $ 3,956
Liabilities
Equity Contracts ........................................... (228,242) —  —  (228,242)
$ (224,286) $ —  $ —  $ (224,286)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
Fair Value Hierarchy as of Period End (continued)